2018 REGISTERED DIRECT OFFERING - Additional Information (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 02, 2018	Jun. 29, 2018	Jun. 28, 2018	Sep. 30, 2020	Sep. 30, 2019	May 14, 2019	Feb. 24, 2017
Derivative Liability	$ 2,397,454					$ 1,628,113	$ 2,996,110
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)				$ 679,271	$ 1,824,175
Class Of Series G Warrant [Member]
Stock Issued During Period, Shares, New Issues				0	0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				6,802,500
Registered Direct Offering 2018 [Member]
Stock Issued During Period, Shares, New Issues	9,070,000		9,070,000
Shares Issued, Price Per Share			$ 0.50
Number Of Warrants Per Unit			0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.70
Common Stock, Shares Subscribed but Unissued	9,070,000
Proceeds from Subscribed but Unissued Common Stock and Warrants	$ 4,461,248	$ 4,500,000
Payments of Stock Issuance Costs		74,000
Cash Price Per Each Common Stock Underlying Warrants		$ 0.11
Allocation Of Remaining Proceeds To Common Stock Subscribed and Unissued	$ 2,063,794
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)				$ 0	$ 1,169,073
Registered Direct Offering 2018 [Member] | Class Of Series G Warrant [Member]
Percentage Of Class Of Warrant Or Right Held			20.00%